Share based compensation - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jul. 29, 2022 CNY (¥) shares	Aug. 31, 2023 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) Option	Dec. 31, 2021 CNY (¥) Option	Dec. 31, 2023 $ / shares	Jul. 31, 2022 shares
Share-based compensation
Exercise price | $ / shares						$ 0.001
Number of share options outstanding | Option				0	1,270,445
Share-based payment | ¥			¥ 7,514,000	¥ 27,528,000	¥ 35,463,000
Seefar Global Holdings Limited [Member]
Share-based compensation
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,655,386
Class of Warrant or Right, Outstanding Shares		2,698,870
Stock Issued During Period, Warrants Exercises		1,956,516
Performance Incentive Plan
Share-based compensation
Number of shares issued	1,927,793
Percentage of outstanding shares issued	2.00%
Consideration for shares issued | ¥	¥ 0